Inventories - Changes in Inventories (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventories [Abstract]
Changes in inventories of finished goods and work in process	$ 317,608	$ 286,346	$ 234,174
Raw materials and consumables used	126,040	115,542	84,984
Total	$ 443,648	$ 401,888	$ 319,158